CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statment of Income (Loss) [line items]
Revenues		$ 4,711	$ 4,096	$ 3,810
Other income		136	304	128
Direct operating costs	[1]	(1,434)	(1,365)	(1,274)
Management service costs		(243)	(288)	(235)
Interest expense		(1,224)	(981)	(976)
Share of net income		96	22	27
Foreign exchange and financial instruments gain (loss)		(128)	(32)	127
Depreciation		(1,583)	(1,501)	(1,367)
Other		(195)	(307)	(432)
Income tax (expense) recovery
Current		(148)	(43)	(66)
Deferred		150	29	213
Total income tax recovery (expense)		2	(14)	147
Net (loss) income		138	(66)	(45)
Net (loss) income attributable to:
Preferred limited partners’ equity		44	55	54
Limited partners’ equity		(166)	(191)	(184)
Net (loss) income		$ 138	$ (66)	$ (45)
Basic (loss) earnings per LP Unit (in USD per share)		$ (0.60)	$ (0.69)	$ (0.61)
Diluted (loss) earnings per LP Unit (in USD per share)		$ (0.60)	$ (0.69)	$ (0.61)
Non-controlling interest
Consolidated Statment of Income (Loss) [line items]
Revenues		$ 2,263	$ 1,844	$ 1,835
Other income		(137)	14	(127)
Direct operating costs		(594)	(600)	(591)
Management service costs		0	0	(18)
Interest expense		(647)	(471)	(511)
Foreign exchange and financial instruments gain (loss)		59	99	154
Depreciation		(674)	(617)	(632)
Other		166	63	52
Income tax (expense) recovery
Current		(99)	(24)	(44)
Participating non-controlling interests – in operating subsidiaries
Income tax (expense) recovery
Net (loss) income		334	209	180
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		334	209	180
Net (loss) income		334	209	180
General partnership interest in a holding subsidiary held by Brookfield
Income tax (expense) recovery
Net (loss) income		92	77	62
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		92	77	62
Net (loss) income		92	77	62
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Income tax (expense) recovery
Net (loss) income		(117)	(135)	(133)
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		(117)	(135)	(133)
Net (loss) income		(117)	(135)	(133)
BEPC exchangeable shares
Income tax (expense) recovery
Net (loss) income		(104)	(119)	(49)
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		(104)	(119)	(49)
Net (loss) income		(104)	(119)	(49)
Preferred equity
Income tax (expense) recovery
Net (loss) income		26	26	25
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		26	26	25
Net (loss) income		26	26	25
Perpetual subordinated notes
Income tax (expense) recovery
Net (loss) income		29	12
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		29	12	$ 0
Net (loss) income		$ 29	$ 12

[1]	Direct operating costs exclude depreciation expense disclosed below.